Accounts and Other Receivables - Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) ₩ in Millions, $ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Loss allowance | Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ (626)		₩ (319)	₩ (689)	₩ (579)
Loss allowance | Accounts receivable | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.60%	0.60%	0.10%
Financial assets at amortised cost	₩ (438)		₩ (85)
Loss allowance | Accounts receivable | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Expected loss rate	3.20%	3.20%	18.20%
Financial assets at amortised cost	₩ (10)		₩ (58)
Loss allowance | Accounts receivable | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Expected loss rate	57.40%	57.40%	46.60%
Financial assets at amortised cost	₩ (16)		₩ (2)
Loss allowance | Accounts receivable | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	87.30%	87.30%	82.30%
Financial assets at amortised cost	₩ (4)		₩ (33)
Loss allowance | Accounts receivable | More than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Financial assets at amortised cost	₩ (158)		₩ (141)
Loss allowance | Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ (5)		₩ (5)	₩ (5)	₩ (5)
Loss allowance | Other receivables | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost		$ 0	₩ 0
Loss allowance | Other receivables | More than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Financial assets at amortised cost		$ (5)	₩ (5)
Acquisition price | Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 71,839		77,576
Acquisition price | Accounts receivable | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	71,334		77,073
Acquisition price | Accounts receivable | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	315		318
Acquisition price | Accounts receivable | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	27		4
Acquisition price | Accounts receivable | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	5		40
Acquisition price | Accounts receivable | More than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	158		141
Acquisition price | Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	3,642		145
Acquisition price | Other receivables | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	3,637		140
Acquisition price | Other receivables | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 5		₩ 5